OTHER INTANGIBLES ASSETS (Tables)	12 Months Ended
Dec. 31, 2018
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Schedule of Other Intangible Assets, Net
	December 31,
	2018	2017
Original amounts:

Non-compete agreement	$1,439	$1,573
Distribution relationships	1,565	1,653
Customer relationships	5,972	6,273
Distribution agreement	14,606	14,606

	23,582	24,105
Accumulated amortization:

Non-compete agreement	(1,439)	(1,573)
Distribution relationships	(1,565)	(1,558)
Customer relationships	(5,972)	(5,971)
Distribution agreement	(14,606)	(12,762)

	(23,582)	(21,864)

Total other intangibles assets	$-	$2,241